Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events

Note 13. Subsequent Events

2012 Term B Loan

On February 28, 2013, the Company borrowed $3.0 million (2012 Term B Loan) under its debt facility with Silicon Valley Bank and Oxford Finance (Note 6). The 2012 Term B Loan bears interest at 9% per annum. The Company is only required to pay interest (and not principal) for the first six months following the borrowing date of the 2012 Term B Loan and the 2012 Term B Loan is to be repaid in 33 equal monthly payments of principal, plus accrued interest, after the interest only period. An additional payment of 2.90% of the original principal amount of the 2012 Term B Loan will be due at the same time as the last loan payment of the 2012 Term B Loan. In connection with the 2012 Term B Loan, a warrant, previously issued by the Company to Silicon Valley Bank, became exercisable for an additional 233,372 shares of Series C Preferred Stock. In addition, the Company issued a 10-year warrant to Oxford Finance to purchase an additional 233,372 shares of Series C Preferred Stock at an exercise price of $0.2571.

Amendment of Certificate of Incorporation

On February 28, 2013 the Company’s board of directors approved an amendment to the Company’s certificate of incorporation to (i) effect a 1-for-29 reverse split of its Common Stock (the Reverse Split) and (ii) amend the mandatory conversion provisions of its certificate of incorporation to provide that all outstanding shares of the Company’s Preferred Stock will automatically convert to Common Stock on a 1-for-29 basis upon the closing of a public offering of Common Stock with gross proceeds to the Company of not less than $50,000,000 if such closing takes place on or before June 30, 2013. The Company effected this amendment to its certificate of incorporation on March 5, 2013.

All references to shares of Common Stock outstanding, average number of shares outstanding and per share amounts in these consolidated financial statements and notes to consolidated financial statements have been restated to reflect the Reverse Split on a retroactive basis.

Approval of 2013 Stock Incentive Plan

On February 28, 2013, the Company’s board of directors and stockholders approved, effective upon the closing of the Company’s initial public offering, a 2013 Stock Incentive Plan (the 2013 Plan). Under the 2013 Plan, the Company may grant incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock, restricted stock units and other stock-based awards for the purchase of that number of shares of Common Stock equal to the sum of (i) the lesser of 5,000,000 (after giving effect to the Reverse Split) shares of Common Stock and the number of shares of Common Stock that represents 8.5% of the outstanding shares of Common Stock upon the closing of the Company’s initial public offering, (ii) any shares of Common Stock reserved for issuance under the Company’s 2006 Stock Incentive Plan (the 2006 Plan) that remain available for issuance under the 2006 Plan upon the closing of the Company’s initial public offering, (iii) any shares of Common Stock subject to awards under the 2006 Plan which awards expire, terminate or are otherwise surrendered, canceled, forfeited or repurchased by the Company without having been fully exercised or resulting in any Common Stock being issued. In addition, the number of shares of Common Stock that may be issued under the 2013 Plan would be subject to automatic annual increases, to be added on January 1 of each year from January 1, 2014 through and including January 1, 2023, equal to the lowest of (a) the number of shares that is the lesser of 3,000,000 (after giving effect to the Reverse Split), (b) 4% of the outstanding shares of Common Stock or (c) an amount determined by the Company’s board of directors.